Land Use Rights, Net	12 Months Ended
Dec. 31, 2013
Land Use Rights, Net
7	Land use rights, net

The Company’s interests in land use rights represent prepaid operating lease payments and their net book value was analyzed as follows:

	December 31,
	2012	2013
Land use rights	$61,045	$65,038
Less: Accumulated amortization	(4,124)	(5,575)

Total land use rights, net	$56,921	$59,463

Amortization expenses were $1,093, $1,246 and $1,338 for the years ended December 31, 2011, 2012 and 2013, respectively.